Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2021
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	11,128	11,128	—
Treasuries/governments bonds	10,872	10,872	—
Other interest-bearing securities except loans	45,881	45,881	—
Loans in the form of interest-bearing securities	46,578	47,991	1,413
Loans to credit institutions	20,775	20,993	218
Loans to the public	180,288	186,436	6,148
Derivatives	8,419	8,419	—
Total financial assets	323,941	331,720	7,779

Borrowing from credit institutions	5,230	5,230	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	279,770	280,294	524
Derivatives	14,729	14,729	—
Total financial liabilities	309,729	310,253	524

	December 31, 2020
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	3,362	3,362	—
Treasuries/governments bonds	22,266	22,266	—
Other interest-bearing securities except loans	33,551	33,551	—
Loans in the form of interest-bearing securities	50,780	52,091	1,311
Loans to credit institutions	31,315	31,424	109
Loans to the public	171,562	180,453	8,891
Derivatives	7,563	7,563	—
Total financial assets	320,399	330,710	10,311

Borrowing from credit institutions	3,486	3,486	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	273,976	274,552	576
Derivatives	25,395	25,395	—
Total financial liabilities	312,857	313,433	576

The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see Note 1.

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The tables below show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2021
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	11,128	—	—	11,128	11,128
Loans in the form of interest-bearing securities	1,970	46,021	—	47,991	46,578
Loans to credit institutions	—	20,993	—	20,993	20,775
Loans to the public	—	186,436	—	186,436	180,288
Total financial assets in fair value hierarchy	13,098	253,450	—	266,548	258,769

	December 31, 2020
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	3,362	—	—	3,362	3,362
Loans in the form of interest-bearing securities	306	51,785	—	52,091	50,780
Loans to credit institutions	—	31,424	—	31,424	31,315
Loans to the public	—	180,453	—	180,453	171,562
Total financial assets in fair value hierarchy	3,668	263,662	—	267,330	257,019

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2021
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	5,230	—	5,230	5,230
Borrowing from the public	—	10,000	—	10,000	10,000
Debt securities issued	—	240,979	—	240,979	240,454
Total financial liabilities in fair value hierarchy	—	256,209	—	256,209	255,684

	December 31, 2020
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,486	—	3,486	3,486
Borrowing from the public	—	10,000	—	10,000	10,000
Debt securities issued	—	227,164	—	227,164	226,588
Total financial liabilities in fair value hierarchy	—	240,650	—	240,650	240,074

Financial assets reported at fair value in fair value hierarchy

	December 31, 2021
	Financial assets at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	5,638	5,234	—	10,872
Other interest-bearing securities except loans	26,549	19,332	—	45,881
Derivatives	—	7,933	486	8,419
Total financial assets in fair value hierarchy	32,187	32,499	486	65,172

	December 31, 2020
	Financial assets at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	14,169	8,097	—	22,266
Other interest-bearing securities except loans	19,413	14,138	—	33,551
Derivatives	—	5,985	1,578	7,563
Total financial assets in fair value hierarchy	33,582	28,220	1,578	63,380

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2021
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,761	32,555	39,316
Derivatives	—	12,206	2,523	14,729
Total financial liabilities in fair value hierarchy	—	18,967	35,078	54,045

	December 31, 2020
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,190	41,198	47,388
Derivatives	—	23,554	1,841	25,395
Total financial liabilities in fair value hierarchy	—	29,744	43,039	72,783

Due to an increased element of subjective assessment of the input in the valuation, a transfer of Skr -1 million for derivatives was made from level 2 to level 3 (year-end 2020: a transfer of Skr -10,649 million for debt securities issued was made from level 2 to level 3, a transfer from level 3 to level 2 of Skr 6,534 million for debt securities issued was made and a transfer from level 3 to level 2 of net Skr -1,259 million for derivatives was made).

Financial assets and liabilities at fair value in Level 3

	December 31, 2021
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2020	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2020
Debt securities issued	-41,198	-10,372	19,337	—	—	196	-36	-482	-32,555
Derivatives, net	-263	5	-599	-1	—	411	—	-1,590	-2,037
Net assets and liabilities	-41,461	-10,367	18,738	-1	—	607	-36	-2,072	-34,592

	December 31, 2020
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2020	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2020
Debt securities issued	-43,752	-10,584	16,285	-10,649	6,534	-1,345	44	2,269	-41,198
Derivatives, net	22	7	-400	—	-1,259	-1,597	—	2,964	-263
Net assets and liabilities	-43,730	-10,577	15,885	-10,649	5,275	-2,942	44	5,233	-41,461
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2021, amounted to a Skr 594 million gain (year-end 2020: Skr 36 million gain) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3-instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations.The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. In the analysis, the correlations have been adjusted by +/-0.12, which represents the level SEK uses within its prudent valuation framework.For level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/-10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK's business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK's own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis - level 3

Assets and liabilities	December 31, 2021
		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-892	Correlation	0.12 - (0.12)	Option Model	-3	3
Interest rate	-1	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,038	Correlation	0.12 - (0.12)	Option Model	-56	56
Other	-106	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,037				-59	59
Equity	-9,283	Correlation	0.12 - (0.12)	Option Model	3	-3
		Credit spreads	10BP - (10BP)	Discounted cash flow	10	-10
Interest rate	-11,900	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	58	-58
FX	-11,235	Correlation	0.12 - (0.12)	Option Model	59	-59
		Credit spreads	10BP - (10BP)	Discounted cash flow	50	-50
Other	-137	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-32,555				181	-181
Total effect on total comprehensive income					122	-122

	December 31, 2020
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-144	Correlation	0.12 - (0.12)	Option Model	-6	6
Interest rate	4	Correlation	0.12 - (0.12)	Option Model	0	0
FX	9	Correlation	0.12 - (0.12)	Option Model	-53	53
Other	-132	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-263				-59	59
Equity	-14,836	Correlation	0.12 - (0.12)	Option Model	6	-6
		Credit spreads	10BP - (10BP)	Discounted cash flow	8	-8
Interest rate	-13,181	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	65	-65
FX	-13,070	Correlation	0.12 - (0.12)	Option Model	53	-53
		Credit spreads	10BP - (10BP)	Discounted cash flow	63	-63
Other	-111	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-41,198				196	-196
Total effect on total comprehensive income					137	-137

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation. The resulting effect related to correlation sensitivity is Skr +/- 3 million (year-end 2020: +/- 0). The impact from SEK’s own credit spread amounts to Skr 119 million (year-end 2020: Skr 137 million) under a maximum scenario and Skr -119 million (year-end 2020: Skr -137 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2021	December 31, 2020	2021	2020
CVA/DVA, net[1]	-14	-17	3	-5
OCA[2]	-132	-108	-24	18
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.